Inventories - Summary of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 4,342	$ 7,279
Finished goods	2,141	3,767
Less: write-down of obsolete inventories	(636)	(528)
Total inventories	$ 5,847	$ 10,518